OTHER INTANGIBLE ASSETS, NET (Schedule of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 536,599	$ 521,672
Accumulated amortization	366,474	292,926
Other intangible assets, net	170,125	228,746
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	304,230	290,217
Accumulated amortization	192,266	152,331
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	197,258	193,868
Accumulated amortization	144,818	114,384
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	10,171	12,518
Accumulated amortization	7,745	10,016
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,644	14,487
Accumulated amortization	13,074	11,111
Covenant Not to Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	10,296	10,582
Accumulated amortization	$ 8,571	$ 5,084